Property, Plant and Equipment, Net - Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 2,020,288	$ 2,875,034	$ 2,861,307
Capitalization rate	4.31%	4.30%
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount invested in the acquisition of qualifying assets	$ 45,456,630	$ 49,642,370	52,974,400
Capitalized interest	$ 2,020,288	$ 2,875,034	$ 2,861,307
Capitalization rate	4.40%	5.80%	5.40%